POST-EMPLOYMENT BENEFITS - Sensitivity of Key Assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Discount rate
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ (183)	$ (163)
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ 208	$ 183
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Rate of future compensation increase
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ 13	$ 10
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ (13)	$ (10)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Mortality rate
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ 38	$ 42
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ (42)	$ (45)
Duration of reasonably possible increase in actuarial assumption (in years)	1 year	1 year
Duration of reasonably possible decrease in actuarial assumption (in years)	1 year	1 year